UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09157

Investment Company Act File Number

Eaton Vance California Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

August 31, 2012

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

California Municipal Income Trust

August 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 158.3%

Security	Principal Amount (000’s omitted)	Value
Education — 18.3%
California Educational Facilities Authority, (Claremont McKenna College), 5.00%, 1/1/39	$3,135	$3,460,789
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/31	195	228,567
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/36	330	377,946
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/30	745	829,617
California Educational Facilities Authority, (Lutheran University), 5.00%, 10/1/29	2,580	2,651,543
California Educational Facilities Authority, (Santa Clara University), 5.00%, 9/1/23	1,600	2,041,888
California Educational Facilities Authority, (University of San Francisco), 6.125%, 10/1/36	235	288,324
California Educational Facilities Authority, (University of Southern California), 5.25%, 10/1/39	2,490	2,920,471
California Educational Facilities Authority, (University of the Pacific), 5.00%, 11/1/30	630	712,763
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/31	415	470,494
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/35	285	314,626
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/26	810	956,910
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/27	850	998,470
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/28	895	1,045,906
University of California, 5.25%, 5/15/39	1,250	1,429,837

		$18,728,151

Electric Utilities — 12.8%
Chula Vista, (San Diego Gas and Electric), 5.875%, 2/15/34	$270	$319,181
Chula Vista, (San Diego Gas and Electric), (AMT), 5.00%, 12/1/27	2,275	2,513,375
Los Angeles Department of Water and Power, Electric System Revenue, 5.25%, 7/1/32	2,170	2,549,880
Northern California Power Agency, 5.25%, 8/1/24	1,500	1,751,325
Sacramento Municipal Utility District, 5.00%, 8/15/27	1,335	1,587,729
Sacramento Municipal Utility District, 5.00%, 8/15/28	1,795	2,126,949
Southern California Public Power Authority, (Tieton Hydropower), 5.00%, 7/1/35	680	763,932
Vernon, Electric System Revenue, 5.125%, 8/1/21	1,300	1,445,613

		$13,057,984

General Obligations — 17.4%
California, 5.50%, 11/1/35	$1,600	$1,878,256
California, 6.00%, 4/1/38	750	884,715
California, (AMT), 5.05%, 12/1/36	1,590	1,626,936
Larkspur-Corte Madera School District, (Election of 2011), 4.00%, 8/1/32	195	217,337
Larkspur-Corte Madera School District, (Election of 2011), 4.00%, 8/1/33	215	236,745
Larkspur-Corte Madera School District, (Election of 2011), 4.00%, 8/1/34	235	256,820
Larkspur-Corte Madera School District, (Election of 2011), 4.25%, 8/1/35	230	254,334
Larkspur-Corte Madera School District, (Election of 2011), 4.25%, 8/1/36	280	308,235
Larkspur-Corte Madera School District, (Election of 2011), 4.50%, 8/1/39	1,000	1,120,310
Menlo Park City School District, 5.00%, 7/1/30	1,035	1,258,798
Palo Alto, (Election of 2008), 5.00%, 8/1/40	3,655	4,209,719
San Jose-Evergreen Community College District, (Election of 2010), 5.00%, 8/1/33	740	871,328
San Jose-Evergreen Community College District, (Election of 2010), 5.00%, 8/1/35	860	1,002,158
Santa Clara County, (Election of 2008), 5.00%, 8/1/39(1)(2)	3,180	3,637,507

		$17,763,198

Security	Principal Amount (000’s omitted)	Value
Hospital — 16.1%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/27	$1,000	$1,137,390
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	190	214,936
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.625%, 7/1/32	1,000	1,093,690
California Health Facilities Financing Authority, (Memorial Health Services), 5.00%, 10/1/27	2,000	2,342,920
California Health Facilities Financing Authority, (Providence Health System), 6.50%, 10/1/38	1,475	1,756,902
California Health Facilities Financing Authority, (Stanford Hospital and Clinics), 5.00%, 8/15/51	1,530	1,685,647
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/34	600	639,702
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/36	445	471,562
California Statewide Communities Development Authority, (Kaiser Permanente), 5.50%, 11/1/32	1,565	1,574,719
Torrance, (Torrance Memorial Medical Center), 5.50%, 6/1/31	1,900	1,902,565
Washington Township Health Care District, 5.00%, 7/1/32	2,780	2,886,696
Washington Township Health Care District, 5.25%, 7/1/29	700	700,000

		$16,406,729

Housing — 1.1%
Commerce, (Hermitage III Senior Apartments), 6.50%, 12/1/29	$673	$682,725
Commerce, (Hermitage III Senior Apartments), 6.85%, 12/1/29	397	401,934

		$1,084,659

Industrial Development Revenue — 1.3%
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 5.125%, 11/1/23	$1,235	$1,342,111

		$1,342,111

Insured-Education — 6.6%
California Educational Facilities Authority, (Pepperdine University), (AMBAC), 5.00%, 12/1/35	$2,660	$2,937,677
California Educational Facilities Authority, (Santa Clara University), (NPFG), 5.00%, 9/1/23	1,250	1,595,225
California State University, (AMBAC), 5.00%, 11/1/33	2,140	2,157,163

		$6,690,065

Insured-Electric Utilities — 3.0%
Glendale, Electric System Revenue, (AGC), 5.00%, 2/1/31	$2,790	$3,097,179

		$3,097,179

Insured-Escrowed/Prerefunded — 3.6%
Foothill/Eastern Transportation Corridor Agency, Toll Road Bonds, (AGM), (RADIAN), Escrowed to Maturity, 0.00%, 1/1/26	$5,130	$3,656,818

		$3,656,818

Insured-General Obligations — 8.3%
Coast Community College District, (Election of 2002), (AGM), 0.00%, 8/1/34	$6,485	$2,001,595
Coast Community College District, (Election of 2002), (AGM), 0.00%, 8/1/35	4,825	1,407,163
Riverside Community College District, (Election of 2004), (AGM), (NPFG), 5.00%, 8/1/32	2,005	2,290,953
Sweetwater Union High School District, (Election of 2000), (AGM), 0.00%, 8/1/25	4,720	2,751,477

		$8,451,188

Security	Principal Amount (000’s omitted)	Value
Insured-Hospital — 9.3%
California Health Facilities Financing Authority, (Kaiser Permanente), (BHAC), 5.00%, 4/1/37	$2,900	$3,199,338
California Statewide Communities Development Authority, (Kaiser Permanente), (BHAC), 5.00%, 3/1/41(1)	750	808,020
California Statewide Communities Development Authority, (Sutter Health), (AMBAC), (BHAC), 5.00%, 11/15/38(1)	5,000	5,477,650

		$9,485,008

Insured-Lease Revenue/Certificates of Participation — 10.2%
Anaheim Public Financing Authority, (Public Improvements), (AGM), 0.00%, 9/1/17	$4,410	$3,842,918
Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	2,000	2,781,140
San Diego County Water Authority, Certificates of Participation, (AGM), 5.00%, 5/1/38(1)	3,500	3,840,165

		$10,464,223

Insured-Special Tax Revenue — 1.8%
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	$10,480	$931,358
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	5,825	939,048

		$1,870,406

Insured-Transportation — 10.6%
Alameda Corridor Transportation Authority, (AMBAC), 0.00%, 10/1/29	$5,000	$1,939,800
Alameda Corridor Transportation Authority, (NPFG), 0.00%, 10/1/31	4,500	1,732,455
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)(2)	740	865,704
San Joaquin Hills Transportation Corridor Agency, (NPFG), 0.00%, 1/15/32	10,000	3,388,600
San Jose Airport, (AGM), (AMBAC), (BHAC), (AMT), 5.00%, 3/1/37	1,320	1,388,574
San Jose Airport, (AGM), (AMBAC), (BHAC), (AMT), 6.00%, 3/1/47	1,350	1,474,821

		$10,789,954

Insured-Water and Sewer — 4.0%
East Bay Municipal Utility District, Water System Revenue, (FGIC), (NPFG), 5.00%, 6/1/32(1)	$2,000	$2,297,340
Los Angeles Department of Water and Power, (NPFG), 3.00%, 7/1/30	1,830	1,818,691

		$4,116,031

Other Revenue — 2.0%
California Infrastructure and Economic Development Bank, (Performing Arts Center of Los Angeles), 5.00%, 12/1/32	$385	$410,610
California Infrastructure and Economic Development Bank, (Performing Arts Center of Los Angeles), 5.00%, 12/1/37	315	331,824
Golden State Tobacco Securitization Corp., 5.30%, (0.00% until 12/1/12), 6/1/37	980	778,444
Golden State Tobacco Securitization Corp., 5.75%, 6/1/47	640	545,043

		$2,065,921

Senior Living/Life Care — 1.9%
ABAG Finance Authority for Nonprofit Corporations, (Episcopal Senior Communities), 6.00%, 7/1/31	$290	$332,668
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 4.75%, 11/15/26	175	177,250
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 4.875%, 11/15/36	700	700,532
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 7.25%, 11/15/41	600	684,480

		$1,894,930

Special Tax Revenue — 12.3%
Brentwood Infrastructure Financing Authority, 5.00%, 9/2/26	$285	$271,477
Brentwood Infrastructure Financing Authority, 5.00%, 9/2/34	460	408,834

Security	Principal Amount (000’s omitted)	Value
Corona Public Financing Authority, 5.80%, 9/1/20	$935	$942,976
Eastern Municipal Water District, Community Facilities District No. 2004-27, (Cottonwood Ranch), Special Tax Revenue, 5.00%, 9/1/27	190	194,343
Eastern Municipal Water District, Community Facilities District No. 2004-27, (Cottonwood Ranch), Special Tax Revenue, 5.00%, 9/1/36	480	483,110
Fontana Redevelopment Agency, (Jurupa Hills), 5.60%, 10/1/27	1,590	1,591,813
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/22	240	273,048
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/23	480	541,579
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/24	240	269,321
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/25	335	374,550
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/26	240	267,156
Moreno Valley Unified School District, (Community School District No. 2003-2), 5.75%, 9/1/24	420	423,272
Moreno Valley Unified School District, (Community School District No. 2003-2), 5.90%, 9/1/29	750	755,280
San Francisco Bay Area Rapid Transit District, Sales Tax Revenue, 5.00%, 7/1/28	2,400	2,821,560
Santaluz Community Facilities District No. 2, 6.10%, 9/1/21	250	253,070
Santaluz Community Facilities District No. 2, 6.20%, 9/1/30	490	494,508
Temecula Unified School District, 5.00%, 9/1/27	250	256,092
Temecula Unified School District, 5.00%, 9/1/37	400	402,448
Tustin Community Facilities District, 6.00%, 9/1/37	500	523,230
Whittier Public Financing Authority, (Greenleaf Avenue Redevelopment), 5.50%, 11/1/23	1,000	1,001,700

		$12,549,367

Transportation — 11.5%
Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), 5.00%, 4/1/31	$2,000	$2,244,260
Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), 5.25%, 4/1/29	1,000	1,206,370
Los Angeles Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(1)(2)	2,120	2,399,543
Los Angeles Department of Airports, (Los Angeles International Airport), (AMT), 5.375%, 5/15/30	1,500	1,668,420
Port of Redwood City, (AMT), 5.125%, 6/1/30	1,170	1,170,503
San Francisco City and County Airport Commission, (San Francisco International Airport), 5.00%, 5/1/35	2,760	3,062,579

		$11,751,675

Water and Sewer — 6.2%
Beverly Hills Public Financing Authority, Water Revenue, 5.00%, 6/1/30	$1,795	$2,209,914
California Department of Water Resources, 5.00%, 12/1/29	1,840	2,151,770
San Mateo, Sewer Revenue, 5.00%, 8/1/36	1,700	1,950,614

		$6,312,298

Total Tax-Exempt Investments — 158.3% (identified cost $147,452,692)		$161,577,895

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (49.0)%		$(49,977,344)

Other Assets, Less Liabilities — (9.3)%		$(9,523,732)

Net Assets Applicable to Common Shares — 100.0%		$102,076,819

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

RADIAN	-	Radian Group, Inc.

The Trust invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2012, 36.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.5% to 14.0% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $2,557,754.

A summary of open financial instruments at August 31, 2012 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
12/12	68 U.S. 10-Year Treasury Note	Short	$(9,025,282)	$(9,092,875)	$(67,593)
12/12	48 U.S. 30-Year Treasury Bond	Short	(7,187,537)	(7,267,500)	(79,963)

					$(147,556)

At August 31, 2012, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Trust holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Trust purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At August 31, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $147,556.

The cost and unrealized appreciation (depreciation) of investments of the Trust at August 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$132,238,071

Gross unrealized appreciation	$15,622,496
Gross unrealized depreciation	(962,672)

Net unrealized appreciation	$14,659,824

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2012, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$161,577,895	$—	$161,577,895
Total Investments	$—	$161,577,895	$—	$161,577,895

Liability Description
Futures Contracts	$(147,556)	$—	$—	$(147,556)
Total	$(147,556)	$—	$—	$(147,556)

The Trust held no investments or other financial instruments as of November 30, 2011 whose fair value was determined using Level 3 inputs. At August 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance California Municipal Income Trust

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	October 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	October 25, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	October 25, 2012